Summary of Significant Accounting Policies - Additional Information (Detail)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 298,900,155	¥ 970,993,759		¥ 298,900,155	¥ 10,060,360		$ 139,474,527
Impairment loss | ¥			0		0	0
Employee defined contribution plan expensed			66,584,898	$ 9,564,322	59,407,321	29,093,509
VAT incurred		100,646,868	130,059,457		100,646,868	90,843,315		18,681,872
Exchange rate			6.9618	1.00
Contract assets		55,447,904	32,343,780		55,447,904				$ 4,645,893
Unsatisfied performance obligations		33,516,719	42,166,362		33,516,719				$ 6,056,819
Unrealized gains (losses) on interest rate swap contracts			(3,289,676)	(472,532)
Financing receivables written off			30,633,497	4,400,226	11,165,631
Post Origination Administrative Services Revenue			86,251,498	12,389,252	93,873,096	¥ 38,381,151
Cross Currency Interest Rate Contract [Member]
Summary Of Significant Accounting Policies [Line Items]
Outstanding notional amount of interest rate swap contracts		0	311,600,000		0			44,800,000
Unrealized gains (losses) on interest rate swap contracts			3,300,000	$ 500,000	0
Cash pledged as collateral		¥ 0	¥ 0		¥ 0			0
Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from customers			39.10%	39.10%	60.20%	96.70%	96.70%
General VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			6.00%	6.00%
Small Scale VAT [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			3.00%	3.00%
Automobile Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	16.00%	13.00%
General Collaboration Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 53,129,155	¥ 35,207,876		¥ 53,129,155			5,057,295
Guarantee Deposits Risk Assured Arrangements [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		625,627,618	843,586,508		625,627,618			121,173,620
Collateral for Short-term Borrowings [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 288,771,000	¥ 965,873,651		¥ 288,771,000			$ 138,739,069
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			20.00%					20.00%
Estimated useful life of intangible assets			6 years	6 years
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			6 years	6 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			50.00%					50.00%
Estimated useful life of intangible assets			10 years	10 years
Revenue | $							$ 1.07
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			10 years	10 years
Weighted Average [Member] | Computer Software, Intangible Asset [Member]
Summary Of Significant Accounting Policies [Line Items]
Weighted average amortization period			9 years 4 months 27 days	9 years 4 months 27 days	9 years 1 month 27 days